CONDENSED FINANCIAL INFORMATION OF U.S. PARENT	12 Months Ended
Dec. 31, 2010
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
26. CONDENSED FINANCIAL INFORMATION OF U.S. PARENT

CleanTech is a U.S. holding company with no material assets other than the ownership interests of its two wholly owned subsidiaries organized under the laws of the PRC. Following are condensed financial statements for CleanTech, the U.S. parent, on a standalone, unconsolidated basis as of December 31, 2010.

"CLEANTECH INNOVATIONS, INC."

BALANCE SHEET - US PARENT ONLY

DECEMBER 31, 2010

2010
ASSETS
Cash and equivalents	$26,654
Investment in subsidiaries	39,451,934
Prepayments	233,904

TOTAL ASSETS	$39,712,492

LIABILITIES AND STOCKHOLDERS' EQUITY
Other payables and accrued expenses	$27,671
Long term loan	10,000,000

Total Liabilities	10,027,671

CONTINGENCY AND COMMITMENTS

STOCKHOLDERS' EQUITY:
Preferred stock, $0.00001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2010	-
Common stock, $0.00001 par value, 100,000,000 shares authorized, 24,963,322 shares issued and outstanding as of December 31, 2010	250
Paid in capital	20,514,442
Statutory reserve fund	890,122
Accumulated other comprehensive income	1,030,432
Retained earnings	7,249,575

Total stockholders' equity	29,684,821

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$39,712,492

"CLEANTECH INNOVATIONS, INC."

STATEMENT OF INCOME - US PARENT ONLY

YEAR ENDED DECEMBER 31, 2010

2010

Operating expenses
General and administrative	$546,083

Non-operating income (expense)
Interest expense	(65,592)
Other expenses	(166)
Equity income in subsidiaries	4,830,682

Total non-operating income	4,764,924

Income before income tax	4,218,841
Income tax expense	-

Net Income	$4,218,841

"CLEANTECH INNOVATIONS, INC."

STATEMENT OF CASH FLOW - US PARENT ONLY

YEAR ENDED DECEMBER 31, 2010

2010

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,218,841
Adjustments to reconcile net income to net cash used in operating activities:
Stock options	168,842
Equity income in subsidiaries	(4,830,682)
Increase in other assets	(206,232)

Net cash used in operating activities	(649,231)

CASH FLOWS FROM INVESTING ACTIVITIES:
Long term investment	(26,374,318)

Net cash used in investing activities	(26,374,318)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loans	10,000,000
Issuance of common stock	17,050,203

Net cash provided by financing activities	27,050,203

NET INCREASE IN CASH & EQUIVALENTS	26,654

CASH & EQUIVALENTS, BEGINNING OF YEAR	-

CASH & EQUIVALENTS, END OF YEAR	$26,654

Supplemental cash flow data:
Interest paid	$275,069
Income tax paid	$-